UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21280

Name of Fund: BlackRock Credit Allocation Income Trust III (BPP)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
Credit Allocation Income Trust III, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2010

Date of reporting period: 07/31/2010

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2010 (Unaudited)

BlackRock Credit Allocation Income Trust III (BPP)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Specialty Retail — 0.0%
Lazydays RV Center, Inc. (a)	8,575	$ 43,818
Total Common Stocks – 0.0%		43,818
	Par
Corporate Bonds	(000)
Aerospace & Defense — 2.5%
BE Aerospace, Inc., 8.50%,
7/01/18	$ 1,215	1,321,313
Bombardier, Inc., 7.75%,
3/15/20 (b)	1,405	1,513,887
United Technologies Corp., 5.70%,
4/15/40	2,500	2,795,147
		5,630,347
Airlines — 0.7%
Continental Airlines Pass-Through
Certificates, Series 2009-2,
Class B, 9.25%, 5/10/17	775	815,687
Delta Air Lines, Inc., Series 02G1,
6.72%, 7/02/24	656	628,340
		1,444,027
Auto Components — 0.6%
Icahn Enterprises LP:
7.75%, 1/15/16	420	421,050
8.00%, 1/15/18	1,000	997,500
		1,418,550
Beverages — 0.5%
Constellation Brands, Inc., 7.25%,
5/15/17	955	993,200
Building Products — 0.1%
Building Materials Corp. of
America, 7.00%, 2/15/20 (b)	250	251,875
Capital Markets — 0.7%
Ameriprise Financial, Inc., 5.30%,
3/15/20	1,500	1,604,213
Chemicals — 0.3%
CF Industries, Inc., 7.13%,
5/01/20	525	560,438
Commercial Banks — 0.6%
RESPARCS Funding LP I,
8.00% (a)(c)(d)	4,000	1,310,000
Commercial Services &
Supplies — 3.0%
Browning-Ferris Industries, Inc.,
7.40%, 9/15/35	1,824	2,183,424

	Par
Corporate Bonds	(000)	Value
Commercial Services & Supplies
(concluded)
Clean Harbors, Inc., 7.63%,
8/15/16	$ 700	$ 722,750
Corrections Corp. of America,
7.75%, 6/01/17	1,600	1,708,000
Waste Management, Inc., 6.13%,
11/30/39	1,950	2,087,600
		6,701,774
Communications
Equipment — 0.9%
Brocade Communications
Systems, Inc., 6.88%,
1/15/20 (b)	1,450	1,482,625
CC Holdings GS V LLC, 7.75%,
5/01/17 (b)	440	480,700
		1,963,325
Consumer Finance — 3.9%
Capital One Bank USA NA, 8.80%,
7/15/19	1,625	2,068,490
Inmarsat Finance Plc, 7.38%,
12/01/17 (b)	1,020	1,045,500
SLM Corp., 4.00%, 7/25/14 (e)	6,600	5,583,468
		8,697,458
Containers & Packaging — 1.2%
Ball Corp.:
7.13%, 9/01/16	850	913,750
6.75%, 9/15/20	1,070	1,123,500
Impress Holdings BV, 3.65%,
9/15/13 (b)(e)	240	227,400
Owens-Brockway Glass Container,
Inc., 6.75%, 12/01/14	270	274,725
Rock-Tenn Co., 9.25%, 3/15/16	150	162,937
		2,702,312
Diversified Financial
Services — 3.4%
Bank of America Corp.:
7.63%, 6/01/19	2,320	2,711,423
5.63%, 7/01/20	3,590	3,704,241
GMAC, Inc., 8.30%, 2/12/15 (b)	1,000	1,052,500
		7,468,164
Diversified Telecommunication
Services — 4.1%
AT&T Inc., 6.30%, 1/15/38	2,000	2,226,130
New Communications Holdings,
Inc., 8.50%, 4/15/20 (b)	1,500	1,601,250
Qwest Corp., 8.38%, 5/01/16	1,360	1,547,000
Verizon Communications, Inc.,
7.35%, 4/01/39	1,950	2,461,479

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

GO

General Obligation Bonds

RB

Revenue Bonds

BLACKROCK CREDIT ALLOCATION INCOME TRUST III

JULY 31, 2010

1

Schedule of Investments(continued)

BlackRock Credit Allocation Income Trust III (BPP)
(Percentages shown are based on Net Assets)

	Par
Corporate Bonds	(000)	Value
Diversified Telecommunication Services
(concluded)
Windstream Corp.:
8.63%, 8/01/16	$ 320	$ 333,600
7.88%, 11/01/17	900	915,750
		9,085,209
Electric Utilities — 1.8%
Progress Energy Inc., 7.00%,
10/30/31	2,000	2,430,950
Southern California Edison Co.,
5.50%, 3/15/40	1,400	1,531,166
		3,962,116
Electronic Equipment, Instruments
& Components — 0.2%
Jabil Circuit Inc., 8.25%, 3/15/18	400	436,000
Energy Equipment &
Services — 2.1%
Compagnie Generale de
Geophysique-Veritas, 7.75%,
5/15/17	555	541,125
Halliburton Co., 7.45%, 9/15/39	2,945	3,753,220
Hornbeck Offshore Services, Inc.,
Series B, 6.13%, 12/01/14	500	448,750
		4,743,095
Food & Staples Retailing — 3.5%
CVS Caremark Corp., 6.30%,
6/01/62 (e)	3,100	2,852,000
Wal-Mart Stores, Inc.:
5.25%, 9/01/35	1,850	1,926,427
6.20%, 4/15/38	2,500	2,930,213
		7,708,640
Food Products — 1.0%
Kraft Foods, Inc.:
6.50%, 8/11/17	800	943,379
6.13%, 8/23/18	800	930,386
Smithfield Foods, Inc., 10.00%,
7/15/14 (b)	350	391,125
		2,264,890
Gas Utilities — 1.0%
Nisource Finance Corp., 6.13%,
3/01/22	1,950	2,146,347
Health Care Equipment &
Supplies — 1.6%
Fresenius US Finance II, Inc.,
9.00%, 7/15/15 (b)	1,000	1,120,000
Medtronic, Inc.:
6.50%, 3/15/39	300	369,135
5.55%, 3/15/40	1,765	1,963,984
		3,453,119
Health Care Providers &
Services — 3.5%
Aetna, Inc., 6.75%, 12/15/37	1,725	1,955,688
HCA, Inc.:
8.50%, 4/15/19	800	884,000
7.25%, 9/15/20	1,250	1,321,875
Tenet Healthcare Corp. (b):
10.00%, 5/01/18	745	846,506
8.88%, 7/01/19	550	605,000

	Par
Corporate Bonds	(000)	Value
Health Care Providers & Services
(concluded)
UnitedHealth Group, Inc., 6.88%,
2/15/38	$ 1,725	$ 2,002,197
		7,615,266
Household Durables — 0.3%
Cemex Espana Luxembourg,
9.25%, 5/12/20 (b)	723	648,893
Insurance — 4.8%
Liberty Mutual Group, Inc., 6.70%,
8/15/16 (b)	610	636,203
Lincoln National Corp., 6.25%,
2/15/20	1,725	1,840,849
Northwestern Mutual Life
Insurance, 6.06%, 3/30/40 (b)	1,800	2,004,912
Principal Financial Group, Inc.,
8.88%, 5/15/19	475	593,310
Prudential Financial, Inc., 6.63%,
12/01/37	1,725	1,849,335
QBE Insurance Group Ltd., 9.75%,
3/14/14 (b)	2,975	3,606,375
		10,530,984
Life Sciences Tools &
Services — 1.9%
Bio-Rad Laboratories, Inc., 8.00%,
9/15/16	1,830	1,958,100
Life Technologies Corp., 6.00%,
3/01/20	2,000	2,205,014
		4,163,114
Machinery — 1.7%
AGY Holding Corp., 11.00%,
11/15/14	390	331,500
Ingersoll-Rand Global Holding Co.,
Ltd., 9.50%, 4/15/14	1,725	2,130,744
Navistar International Corp.,
8.25%, 11/01/21	1,245	1,316,588
		3,778,832
Media — 9.5%
CMP Susquehanna Corp., 3.64%,
5/15/14 (a)(b)(d)	9	180
CSC Holdings LLC:
8.50%, 6/15/15	800	861,000
8.63%, 2/15/19	580	633,650
Comcast Corp., 6.30%, 11/15/17	1,725	1,996,091
Comcast Holdings Corp., 2.00%,
11/15/29 (f)	110	3,119,414
Cox Communications, Inc., 8.38%,
3/01/39 (b)	1,725	2,311,110
DISH DBS Corp.:
7.00%, 10/01/13	850	884,000
7.88%, 9/01/19	550	584,375
Gannett Co., Inc., 9.38%,
11/15/17 (b)	900	976,500
Intelsat Corp., 9.25%, 6/15/16	850	907,375
News America, Inc., 6.15%,
3/01/37	2,000	2,105,362
Time Warner Cable, Inc., 6.75%,
6/15/39	1,950	2,220,802
Time Warner, Inc., 7.70%,
5/01/32	2,000	2,444,016

2 BLACKROCK CREDIT ALLOCATION INCOME TRUST III

JULY 31, 2010

Schedule of Investments(continued)

BlackRock Credit Allocation Income Trust III (BPP)
(Percentages shown are based on Net Assets)

	Par
Corporate Bonds	(000)	Value
Media (concluded)
UPC Germany GmbH, 8.13%,
12/01/17 (b)	$ 505	$ 516,363
Virgin Media Secured Finance Plc,
6.50%, 1/15/18 (b)	1,300	1,345,500
		20,905,738
Metals & Mining — 1.5%
AK Steel Corp., 7.63%, 5/15/20	500	501,875
Phelps Dodge Corp., 7.13%,
11/01/27	1,400	1,516,056
Teck Resources Ltd., 10.75%,
5/15/19	850	1,061,480
United States Steel Corp., 7.38%,
4/01/20	175	175,437
		3,254,848
Multi-Utilities — 1.6%
CenterPoint Energy, Inc.:
5.95%, 2/01/17	1,500	1,625,034
6.50%, 5/01/18	1,600	1,800,754
		3,425,788
Multiline Retail — 2.6%
Dollar General Corp., 10.63%,
7/15/15	1,550	1,705,000
JC Penney Co., Inc., 5.65%,
6/01/20	4,100	4,120,500
		5,825,500
Oil, Gas & Consumable
Fuels — 4.3%
BP Capital Markets Plc, 3.88%,
3/10/15	700	669,171
Chesapeake Energy Corp., 6.25%,
1/15/18	500	511,250
Enbridge Energy Partners LP,
9.88%, 3/01/19	1,000	1,344,271
Enterprise Products Operating LLC,
6.65%, 4/15/18	2,000	2,319,632
Kinder Morgan Energy Partners LP,
6.85%, 2/15/20	2,000	2,369,502
ONEOK Partners LP, 8.63%,
3/01/19	1,725	2,211,326
		9,425,152
Paper & Forest Products — 3.1%
Georgia-Pacific LLC, 8.25%,
5/01/16 (b)	1,635	1,773,975
International Paper Co.:
7.50%, 8/15/21	1,625	1,949,363
8.70%, 6/15/38	900	1,184,775
7.30%, 11/15/39	1,725	1,977,023
		6,885,136
Pharmaceuticals — 8.3%
Abbott Laboratories:
6.15%, 11/30/37	235	276,972
6.00%, 4/01/39	2,777	3,225,497
Bristol-Myers Squibb Co.:
5.88%, 11/15/36	1,994	2,244,311
6.13%, 5/01/38	588	686,627
Eli Lilly & Co., 5.95%, 11/15/37	588	673,224
GlaxoSmithKline Capital, Inc.,
6.38%, 5/15/38	3,460	4,163,927

	Par
Corporate Bonds	(000)	Value
Pharmaceuticals (concluded)
Merck & Co., Inc., 6.50%,
12/01/33	$ 990	$ 1,209,135
Pfizer, Inc., 7.20%, 3/15/39	2,500	3,355,705
Schering-Plough Corp., 6.55%,
9/15/37	1,979	2,473,908
		18,309,306
Professional Services — 0.0%
FTI Consulting, Inc., 7.75%,
10/01/16	100	103,625
Real Estate Investment Trusts
(REITs) — 2.5%
AvalonBay Communities, Inc.,
6.10%, 3/15/20	1,725	1,951,684
ERP Operating LP:
5.38%, 8/01/16	1,625	1,764,313
5.75%, 6/15/17	1,715	1,895,771
		5,611,768
Semiconductors & Semiconductor
Equipment — 1.2%
Advanced Micro Devices, Inc.,
7.75%, 8/01/20 (b)(g)	400	404,000
KLA-Tencor Corp., 6.90%, 5/01/18	918	1,027,362
National Semiconductor Corp.,
6.60%, 6/15/17	1,123	1,267,073
		2,698,435
Specialty Retail — 1.0%
AutoNation, Inc., 6.75%, 4/15/18	940	947,050
AutoZone, Inc., 7.13%, 8/01/18	650	772,596
Ltd. Brands, Inc., 7.00%, 5/01/20	470	485,275
		2,204,921
Tobacco — 3.3%
Altria Group, Inc.:
9.70%, 11/10/18	1,725	2,260,022
9.25%, 8/06/19	1,600	2,058,605
10.20%, 2/06/39	2,150	3,036,617
		7,355,244
Wireless Telecommunication
Services — 0.7%
Cricket Communications, Inc.,
7.75%, 5/15/16	325	336,375
Nextel Communications, Inc.,
Series E, 6.88%, 10/31/13	1,105	1,099,475
		1,435,850
Total Corporate Bonds – 85.5%		188,723,499
Investment Companies	Shares
ProShares UltraShort Real Estate	12,000	282,960
Total Investment Companies – 0.1%		282,960

BLACKROCK CREDIT ALLOCATION INCOME TRUST III

JULY 31, 2010

3

Schedule of Investments(continued)

BlackRock Credit Allocation Income Trust III (BPP)
(Percentages shown are based on Net Assets)

Preferred Securities
	Par
Capital Trusts	(000)	Value
Capital Markets — 3.7%
State Street Capital Trust III,
8.25% (c)(e)	$ 1,385	$ 1,405,706
State Street Capital Trust IV,
1.54%, 6/01/67 (e)	9,675	6,717,807
		8,123,513
Commercial Banks — 7.0%
Barclays Bank Plc, 5.93% (b)(c)(e)	890	749,825
CBA Capital Trust I, 5.81% (b)(c)	5,000	4,982,000
FCB/NC Capital Trust I, 8.05%,
3/01/28	1,100	1,062,207
NBP Capital Trust III, 7.38% (c)	2,000	1,560,000
National City Preferred Capital
Trust I, 12.00% (c)(e)	600	666,780
SunTrust Preferred Capital I,
5.85% (c)(e)	303	203,010
USB Capital XIII Trust, 6.63%,
12/15/39	1,725	1,806,558
Wells Fargo Capital XIII,
Series GMTN, 7.70% (c)(e)	1,700	1,742,500
Westpac Capital Trust IV,
5.26% (b)(c)(e)	3,000	2,778,570
		15,551,450
Consumer Finance — 0.8%
Capital One Capital V, 10.25%, 8/15/39	1,570	1,699,525
Diversified Financial
Services — 4.4%
JPMorgan Chase Capital XXI,
Series U, 1.42%, 1/15/87 (e)	7,125	5,258,663
JPMorgan Chase Capital XXIII,
1.44%, 5/15/77 (e)	6,190	4,429,180
		9,687,843
Electric Utilities — 0.3%
PPL Capital Funding, 6.70%,
3/30/67 (e)	900	803,250
Insurance — 6.1%
AXA SA, 6.38% (b)(c)(e)	900	715,500
The Allstate Corp., 6.50%,
5/15/67 (e)	900	823,500
Chubb Corp., 6.38%, 3/29/67 (e)	900	877,500
Liberty Mutual Group, Inc.,
10.75%, 6/15/88 (b)(e)	900	985,500
Lincoln National Corp., 7.00%,
5/17/66 (e)	900	813,960
MetLife, Inc., 6.40%, 12/15/66	900	834,750
Nationwide Life Global Funding I,
6.75%, 5/15/67	900	721,710
Reinsurance Group of America,
6.75%, 12/15/65 (e)	1,300	1,096,725
The Travelers Cos., Inc., 6.25%,
3/15/67 (e)	900	852,965
White Mountains Re Group Ltd.,
7.51% (b)(c)(e)	2,600	2,070,640
ZFS FinanceT (USA) (b)(e):
Trust IV, 5.88%, 5/09/32	190	169,077
Trust V, 6.50%, 5/09/67	2,209	2,010,190
Zenith National Insurance Capital
Trust I, 8.55%, 8/01/28 (b)	1,800	1,548,000
		13,520,017

	Par
Capital Trusts	(000)	Value
Multi-Utilities — 0.4%
Puget Sound Energy, Inc., Series A,
6.97%, 6/01/67 (e)	$ 925	$ 861,453
Oil, Gas & Consumable
Fuels — 0.4%
TransCanada PipeLines Ltd.,
6.35%, 5/15/67 (e)	900	819,000
Total Capital Trusts – 23.1%		51,066,051
Preferred Stocks	Shares
Capital Markets — 0.0%
Lehman Brothers Holdings Inc.,
Series D, 5.67% (c)(d)	31,100	933
Commercial Banks — 2.0%
Banesto Holdings, Ltd., Series A,
10.50% (b)	30,000	765,939
Union Planter Preferred Funding
Corp., 7.75%	60	3,673,125
		4,439,064
Electric Utilities — 0.6%
Alabama Power Co., 6.50%	50,000	1,295,000
Insurance — 3.6%
Aspen Insurance Holdings Ltd.,
7.40% (e)	85,452	1,905,580
Prudential Plc:
6.50%	30,000	729,300
6.50% (c)	6,000,000	5,205,000
		7,839,880
Media — 0.0%
CMP Susquehanna Radio Holdings
Corp. (a)(b)(e)	2,052	—
Real Estate Investment Trusts
(REITs) — 1.4%
SunTrust Real Estate Investment
Trust, 9.00%	30	3,027,189
Specialty Retail — 0.1%
Lazydays RV Center, Inc. (a)	182	216,716
Total Preferred Stocks – 7.7%		16,818,782
Total Preferred Securities – 30.8%		67,884,833
	Par
Taxable Municipal Bonds	(000)
Metropolitan Transportation
Authority, RB, Build America
Bonds, 6.55%, 11/15/31	$ 1,675	1,724,731
State of California, GO, Build
America Bonds, 7.35%,
11/01/39	825	865,714

4 BLACKROCK CREDIT ALLOCATION INCOME TRUST III

JULY 31, 2010

Schedule of Investments(continued)

BlackRock Credit Allocation Income Trust III (BPP)
(Percentages shown are based on Net Assets)

	Par
Taxable Municipal Bonds	(000)	Value
State of Illinois, GO, Pension,
5.10%, 6/01/33	$ 1,675	$ 1,366,247
Total Taxable Municipal Bonds – 1.8%		3,956,692
U.S. Treasury Obligations
U.S. Treasury Notes, 1.75%,
7/31/15	22,000	22,161,480
Total U.S. Treasury Obligations – 10.1%		22,161,480
Warrants (h)	Shares
Media — 0.0%
CMP Susquehanna Radio Holdings
Corp. (Expires 3/26/19) (b)	2,345	—
Total Warrants – 0.0%		—
Total Long-Term Investments
(Cost – $291,124,876) – 128.3%		283,053,282
Short-Term Securities
BlackRock Liquidity Funds,
TempFund, Institutional Class,
0.23% (i)(j)	21,929,030	21,929,030
Total Short-Term Securities
(Cost – $21,929,030) – 9.9%		21,929,030
Total Investments
(Cost – $313,053,906*) – 138.2%		304,982,312
Liabilities in Excess of Other Assets – (6.3)%		(13,894,614)
Preferred Shares at Redemption Value – (31.9)%		(70,429,023)
Net Assets Applicable to Common Shares – 100.0%		$ 220,658,675

________________________________________________________________________________________________________________________________________________________________________________________________________________________
* The cost and unrealized appreciation (depreciation) of investments as of

July 31, 2010, as computed for federal income tax purposes, were as

Aggregate follows: cost	$ 315,314,298
Gross unrealized appreciation	$ 11,672,319
Gross Net unrealized unrealized depreciation depreciation	$ (22,004,305) (10,331,986)

(a) Non-income producing security.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c) Security is perpetual in nature and has no stated maturity date.
(d) Issuer filed for bankruptcy and/or is in default of interest payments.
(e) Variable rate security. Rate shown is as of report date.
(f) Convertible security.

(g) When-issued security. Unsettled when-issued transactions were as follows:

Unrealized
Counterparty	Value	Appreciation
JPMorgan Securities, Inc.	$ 404,000	$ 4,000

(h) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(i) Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, are as follows:

		Shares Held		Shares Held
		at October	Net	at July 31,
	Affiliate	31, 2009	Activity	2010	Income
	BlackRock
	Liquidity Funds,
	TempFund,
	Institutional
	Class	51,450,797	(29,521,767)	21,929,030 $44,895
(j)	Represents the current yield as of report date.
•	For Fund compliance purposes, the Fund's industry classifications refer
	to any one or more of the industry sub-classifications used by one or
	more widely recognized market indexes or rating group indexes, and/or
	as defined by Fund management. This definition may not apply for
	purposes of this report, which may combine such industry sub-
	classifications for reporting ease.

• Financial futures contracts purchased as of July 31, 2010 were as follows:

		Expiration	Face	Unrealized
Contracts	Issue	Date	Value	Appreciation
12	30-Year U.S.	September
	Treasury Bond	2010	$ 1,492,596	52,029

BLACKROCK CREDIT ALLOCATION INCOME TRUST III

JULY 31, 2010

5

Schedule of Investments(continued)

BlackRock Credit Allocation Income Trust III (BPP)

•	Credit default swaps on single-name issues - buy protection outstanding as of July 31, 2010 were as follows:
					Notional
		Pay Fixed			Amount	Unrealized
	Issuer	Rate	Counterparty	Expiration	(000)	Depreciation
	Nordstrom, Inc.	5.20%	Deutsche Bank AG	June 2014	$ 1,000	$ (160,205)

•Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of July 31, 2010 in determining the fair valuation of the Fund's investments and derivatives:

Valuation Inputs		Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Common Stocks		—	— $ 43,818		$ 43,818
Corporate Bonds		—	$ 188,723,319	180	188,723,499
Investment Companies		$ 282,960	—	—	282,960
Preferred Securities		3,929,880	60,711,047	3,243,906	67,884,833
Taxable Municipal Bonds		—	3,956,692	—	3,956,692
U.S. Treasury Obligations		—	22,161,480	—	22,161,480
Short-Term Securities		21,929,030	—	—	21,929,030
Total		$ 26,141,870	$ 275,552,538	$3,287,904	$ 304,982,312
		Derivative Financial Instruments[1]
Valuation Inputs	Level 1	Level 2		Level 3	Total
Assets:
Equity contracts…	$ 52,029		—	—	$ 52,029
Liabilities:
Credit contracts…	—		(160,205)	—	(160,205)
Total		$ 52,029	(160,205)	—	$ (108,176)

1Derivative financial instruments are financial futures contracts and swaps, which are shown at the unrealized appreciation/depreciation on the instrument.

6 BLACKROCK CREDIT ALLOCATION INCOME TRUST III

JULY 31, 2010

Schedule of Investments(concluded)

BlackRock Credit Allocation Income Trust III (BPP)

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common	Corporate	Preferred
	Stocks	Bonds	Stocks	Total
Balance, as of October 31, 2009	—	$ 12,000	$ 3,027,189	$ 3,039,189
Accrued discounts/premiums	—	518	—	518
Realized gain (loss)	—	—	—	—
Change in unrealized appreciation/depreciation[1]	—	1,171,920	—	1,171,920
Purchases	—	—	—	—
Sales	—	(1,184,258)	—	(1,184,258)
Net transfers in2	$ 43,818	—	—	43,818
Net transfers out[2]	—	—	216,717	216,717
Balance, as of July 31, 2010	$ 43,818	180	$ 3,243,906	$3,287,904

1The change in unrealized appreciation/depreciation on securities still held at July 31, 2010 was $(518).
2The Fund’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

BLACKROCK CREDIT ALLOCATION INCOME TRUST III

JULY 31, 2010

7

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Credit Allocation Income Trust III

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Credit Allocation Income Trust III

Date: September 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Credit Allocation Income Trust III

Date: September 27, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Credit Allocation Income Trust III

Date: September 27, 2010